Related Party Balances and Transactions - Schedule of Due to Related Parties (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Ms. Siu [Member]
Related Party Transaction [Line Items]
Relationship	Controlling Shareholder
Due to related parties			$ (59,106)
NCH [Member]
Related Party Transaction [Line Items]
Relationship	Common controlled by Ms. Siu
Due to related parties	$ (638,243)	$ (82,167)	$ (34,184,138)